Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Trade Receivables, Contract Assets and Other Investments (Details) € in Thousands, $ in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Trade Receivables, Contract Assets and Other Investments (Details) [Line Items]
Expected loss rate
Gross carrying amount - trade receivables		$ 5,468		$ 10,096
Gross carrying amount - other investments		6		5
Gross carrying amount - contract assets				41
Loss allowance	€ 179	(178)	€ 197	(197)	€ 134
Total		$ 5,296		$ 9,945
Current (not past due) [Member]
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Trade Receivables, Contract Assets and Other Investments (Details) [Line Items]
Expected loss rate	1.65%	1.65%	1.41%	1.41%
Gross carrying amount - trade receivables		$ 3,593		$ 5,590
Gross carrying amount - other investments		6		5
Gross carrying amount - contract assets				41
Loss allowance		(60)		(80)
Total		$ 3,540		$ 5,556
1-30 days past due [Member]
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Trade Receivables, Contract Assets and Other Investments (Details) [Line Items]
Expected loss rate	1.01%	1.01%	1.19%	1.19%
Gross carrying amount - trade receivables		$ 766		$ 3,716
Gross carrying amount - other investments
Gross carrying amount - contract assets
Loss allowance		(8)		(44)
Total		$ 759		$ 3,672
31-60 days past due [Member]
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Trade Receivables, Contract Assets and Other Investments (Details) [Line Items]
Expected loss rate	0.00%	0.00%	0.00%	0.00%
Gross carrying amount - trade receivables		$ 370		$ 53
Gross carrying amount - other investments
Gross carrying amount - contract assets
Loss allowance				0
Total		$ 370		$ 53
61-90 days past due [Member]
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Trade Receivables, Contract Assets and Other Investments (Details) [Line Items]
Expected loss rate	0.00%	0.00%	0.28%	0.28%
Gross carrying amount - trade receivables		$ 202		$ 142
Gross carrying amount - other investments
Gross carrying amount - contract assets
Loss allowance				0
Total		$ 202		$ 141
>90 days past due [Member]
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Trade Receivables, Contract Assets and Other Investments (Details) [Line Items]
Expected loss rate	20.68%	20.68%	12.14%	12.14%
Gross carrying amount - trade receivables		$ 536		$ 595
Gross carrying amount - other investments
Gross carrying amount - contract assets
Loss allowance		(111)		(72)
Total		$ 425		$ 523